Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)
Business segment information
Number of business segments | segment				5
Sales	$ 56,271	$ 62,603	$ 74,774	$ 118,874	$ 143,380
Excise taxes	(4,737)	(4,370)	(4,329)	(9,107)	(8,985)
Revenues from sales	51,534	58,233	70,445	109,767	134,395
Operating expenses	(41,832)		(53,601)	(88,060)	(101,733)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,106)	(3,062)	(3,102)	(6,168)	(6,781)
Operating income	6,596		13,742	15,539	25,881
Net income (loss) from equity affiliates and other items	257		(2,327)	1,333	(4,363)
Tax on net operating income	(2,456)		(5,306)	(6,551)	(10,108)
Net operating income	4,397		6,109	10,321	11,410
Net cost of net debt	(245)		(305)	(538)	(555)
Non-controlling interests	(64)	(74)	(112)	(138)	(219)
Net income - TotalEnergies share	4,088	5,557	5,692	9,645	10,636
Total expenditures	4,777	6,900	5,646	11,677	9,433
Total divestments	304	538	664	842	2,073
Cash flow from operating activities	9,900	$ 5,133	16,284	15,033	23,901
Intercompany
Business segment information
Sales	(22,451)		(31,804)	(50,101)	(59,248)
Revenues from sales	(22,451)		(31,804)	(50,101)	(59,248)
Operating expenses	22,451		31,804	50,101	59,248
Exploration & Production
Business segment information
Sales	1,434		2,521	3,388	4,672
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,117)		(2,112)	(4,183)	(4,773)
Operating income	4,263		8,454	10,117	16,054
Net income (loss) from equity affiliates and other items	(15)		(3,668)	53	(3,426)
Tax on net operating income	(1,889)		(3,876)	(5,287)	(7,739)
Net operating income	2,359		910	4,883	4,889
Total expenditures	2,569		4,128	6,621	6,099
Total divestments	26		63	57	346
Cash flow from operating activities	4,047		8,768	8,583	14,536
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	11,542		16,326	24,224	32,295
Operating expenses	(5,162)		(5,760)	(9,924)	(11,468)
Exploration & Production | Intercompany
Business segment information
Sales	(10,108)		(13,805)	(20,836)	(27,623)
Integrated LNG
Business segment information
Sales	2,020		3,901	6,892	9,408
Depreciation, depletion and impairment of tangible assets and mineral interests	(277)		(276)	(565)	(554)
Operating income	724		1,421	1,862	3,262
Net income (loss) from equity affiliates and other items	472		626	1,276	(1,869)
Tax on net operating income	(137)		(292)	(342)	(553)
Net operating income	1,059		1,755	2,796	840
Total expenditures	626		285	1,821	575
Total divestments	45		393	94	1,237
Cash flow from operating activities	1,332		3,802	4,868	6,021
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	4,798		7,841	15,669	16,846
Operating expenses	(3,797)		(6,144)	(13,242)	(13,030)
Integrated LNG | Intercompany
Business segment information
Sales	(2,778)		(3,940)	(8,777)	(7,438)
Integrated Power
Business segment information
Sales	6,249		6,380	14,804	13,167
Depreciation, depletion and impairment of tangible assets and mineral interests	(51)		(51)	(98)	(94)
Operating income	534		(575)	896	(604)
Net income (loss) from equity affiliates and other items	(250)		197	(320)	192
Tax on net operating income	(41)		32	(152)	(1)
Net operating income	243		(346)	424	(413)
Total expenditures	807		587	2,041	1,736
Total divestments	149		73	298	244
Cash flow from operating activities	2,284		168	999	(1,736)
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	6,919		6,868	17,159	14,176
Operating expenses	(6,334)		(7,392)	(16,165)	(14,686)
Integrated Power | Intercompany
Business segment information
Sales	(670)		(488)	(2,355)	(1,009)
Refining & Chemicals
Business segment information
Sales	24,849		35,061	49,704	66,069
Excise taxes	(231)		(186)	(415)	(378)
Depreciation, depletion and impairment of tangible assets and mineral interests	(394)		(389)	(808)	(769)
Operating income	812		4,029	2,238	6,331
Net income (loss) from equity affiliates and other items	3		349	55	505
Tax on net operating income	(187)		(866)	(512)	(1,391)
Net operating income	628		3,512	1,781	5,445
Total expenditures	489		333	714	561
Total divestments	52		56	60	83
Cash flow from operating activities	1,923		3,526	1,072	4,633
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	33,248		47,660	66,980	87,753
Operating expenses	(32,042)		(43,242)	(63,934)	(80,653)
Refining & Chemicals | Intercompany
Business segment information
Sales	(8,630)		(12,785)	(17,691)	(22,062)
Marketing & Services
Business segment information
Sales	21,712		26,907	44,071	50,056
Excise taxes	(4,506)		(4,143)	(8,692)	(8,607)
Depreciation, depletion and impairment of tangible assets and mineral interests	(241)		(241)	(465)	(514)
Operating income	494		929	776	1,624
Net income (loss) from equity affiliates and other items	64		98	307	56
Tax on net operating income	(162)		(296)	(281)	(521)
Net operating income	396		731	802	1,159
Total expenditures	256		288	415	428
Total divestments	28		72	329	151
Cash flow from operating activities	665		580	(8)	1,478
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,407		23,480	35,700	42,432
Operating expenses	(16,672)		(22,310)	(34,459)	(40,294)
Marketing & Services | Intercompany
Business segment information
Sales	(201)		(716)	(321)	(983)
Corporate
Business segment information
Sales	7		4	15	8
Depreciation, depletion and impairment of tangible assets and mineral interests	(26)		(33)	(49)	(77)
Operating income	(231)		(516)	(350)	(786)
Net income (loss) from equity affiliates and other items	(17)		71	(38)	179
Tax on net operating income	(40)		(8)	23	97
Net operating income	(288)		(453)	(365)	(510)
Total expenditures	30		25	65	34
Total divestments	4		7	4	12
Cash flow from operating activities	(351)		(560)	(481)	(1,031)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	71		74	136	141
Operating expenses	(276)		(557)	(437)	(850)
Corporate | Intercompany
Business segment information
Sales	(64)		(70)	(121)	(133)
Adjustments
Business segment information
Sales	76		(15)		(3)
Revenues from sales	76		(15)		(3)
Operating expenses	(637)		159	(1,540)	334
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)		(64)	(183)	(595)
Operating income	(708)		80	(1,723)	(264)
Net income (loss) from equity affiliates and other items	(493)		(4,266)	(501)	(7,999)
Tax on net operating income	264		25	295	(13)
Net operating income	(937)		(4,161)	(1,929)	(8,276)
Net cost of net debt	72		80	80	193
Non-controlling interests	(3)		(23)	(3)	(54)
Net income - TotalEnergies share	(868)		(4,104)	(1,852)	(8,137)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)		(46)	(147)	(539)
Operating income	(172)		(128)	(180)	(1,412)
Net income (loss) from equity affiliates and other items	(106)		(3,756)	(179)	(3,770)
Tax on net operating income	288		75	240	337
Net operating income	10		(3,809)	(119)	(4,845)
Net income - TotalEnergies share	65		(3,779)	(20)	(4,797)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(25)		(82)	(33)	(873)
Adjustments | Integrated LNG
Business segment information
Sales	76		(15)		(18)
Depreciation, depletion and impairment of tangible assets and mineral interests			(14)		(14)
Operating income	(324)		123	(700)	13
Net income (loss) from equity affiliates and other items	16		(560)	12	(4,508)
Tax on net operating income	37		(23)	82	(13)
Net operating income	(271)		(460)	(606)	(4,508)
Net income - TotalEnergies share	(271)		(460)	(606)	(4,508)
Adjustments | Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	76		(15)		(18)
Operating expenses	(400)		152	(700)	45
Adjustments | Integrated Power
Business segment information
Sales					15
Operating income	137		(758)	67	(753)
Net income (loss) from equity affiliates and other items	(346)		2	(457)	11
Tax on net operating income	2		70	(6)	71
Net operating income	(207)		(686)	(396)	(671)
Net income - TotalEnergies share	(207)		(677)	(396)	(660)
Adjustments | Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales					15
Operating expenses	137		(758)	67	(768)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests				(36)
Operating income	(216)		775	(676)	1,722
Net income (loss) from equity affiliates and other items	(59)		52	(96)	169
Tax on net operating income	(101)		(75)	(69)	(326)
Net operating income	(376)		752	(841)	1,565
Net income - TotalEnergies share	(377)		738	(840)	1,541
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	(216)		775	(640)	1,722
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests			(4)		(33)
Operating income	(76)		369	(177)	608
Net income (loss) from equity affiliates and other items			(4)	217	(7)
Tax on net operating income	23		(100)	33	(180)
Net operating income	(53)		265	73	421
Net income - TotalEnergies share	(55)		247	69	380
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	(76)		373	(177)	641
Adjustments | Corporate
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests					(9)
Operating income	(57)		(301)	(57)	(442)
Net income (loss) from equity affiliates and other items	2			2	106
Tax on net operating income	15		78	15	98
Net operating income	(40)		(223)	(40)	(238)
Net income - TotalEnergies share	(23)		(173)	(59)	(93)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(57)		(301)	(57)	(433)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(252)		1,151	(754)	2,406
Net income - TotalEnergies share	(380)		993	(771)	2,033
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	(192)		775	(607)	1,722
Net operating income	(332)		752	(659)	1,597
Net income - TotalEnergies share	(333)		738	(658)	1,573
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	(60)		376	(147)	684
Net operating income	(45)		275	(109)	503
Net income - TotalEnergies share	(47)		255	(113)	460
Adjusted
Business segment information
Sales	56,195		74,789	118,874	143,383
Excise taxes	(4,737)		(4,329)	(9,107)	(8,985)
Revenues from sales	51,458		70,460	109,767	134,398
Operating expenses	(41,195)		(53,760)	(86,520)	(102,067)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,959)		(3,038)	(5,985)	(6,186)
Operating income	7,304		13,662	17,262	26,145
Net income (loss) from equity affiliates and other items	750		1,939	1,834	3,636
Tax on net operating income	(2,720)		(5,331)	(6,846)	(10,095)
Net operating income	5,334		10,270	12,250	19,686
Net cost of net debt	(317)		(385)	(618)	(748)
Non-controlling interests	(61)		(89)	(135)	(165)
Net income - TotalEnergies share	4,956		9,796	11,497	18,773
Adjusted | Intercompany
Business segment information
Sales	(22,451)		(31,804)	(50,101)	(59,248)
Revenues from sales	(22,451)		(31,804)	(50,101)	(59,248)
Operating expenses	22,451		31,804	50,101	59,248
Adjusted | Exploration & Production
Business segment information
Sales	1,434		2,521	3,388	4,672
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,970)		(2,066)	(4,036)	(4,234)
Operating income	4,435		8,582	10,297	17,466
Net income (loss) from equity affiliates and other items	91		88	232	344
Tax on net operating income	(2,177)		(3,951)	(5,527)	(8,076)
Net operating income	2,349		4,719	5,002	9,734
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	11,542		16,326	24,224	32,295
Operating expenses	(5,137)		(5,678)	(9,891)	(10,595)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(10,108)		(13,805)	(20,836)	(27,623)
Adjusted | Integrated LNG
Business segment information
Sales	1,944		3,916	6,892	9,426
Depreciation, depletion and impairment of tangible assets and mineral interests	(277)		(262)	(565)	(540)
Operating income	1,048		1,298	2,562	3,249
Net income (loss) from equity affiliates and other items	456		1,186	1,264	2,639
Tax on net operating income	(174)		(269)	(424)	(540)
Net operating income	1,330		2,215	3,402	5,348
Adjusted | Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	4,722		7,856	15,669	16,864
Operating expenses	(3,397)		(6,296)	(12,542)	(13,075)
Adjusted | Integrated LNG | Intercompany
Business segment information
Sales	(2,778)		(3,940)	(8,777)	(7,438)
Adjusted | Integrated Power
Business segment information
Sales	6,249		6,380	14,804	13,152
Depreciation, depletion and impairment of tangible assets and mineral interests	(51)		(51)	(98)	(94)
Operating income	397		183	829	149
Net income (loss) from equity affiliates and other items	96		195	137	181
Tax on net operating income	(43)		(38)	(146)	(72)
Net operating income	450		340	820	258
Adjusted | Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	6,919		6,868	17,159	14,161
Operating expenses	(6,471)		(6,634)	(16,232)	(13,918)
Adjusted | Integrated Power | Intercompany
Business segment information
Sales	(670)		(488)	(2,355)	(1,009)
Adjusted | Refining & Chemicals
Business segment information
Sales	24,849		35,061	49,704	66,069
Excise taxes	(231)		(186)	(415)	(378)
Depreciation, depletion and impairment of tangible assets and mineral interests	(394)		(389)	(772)	(769)
Operating income	1,028		3,254	2,914	4,609
Net income (loss) from equity affiliates and other items	62		297	151	336
Tax on net operating income	(86)		(791)	(443)	(1,065)
Net operating income	1,004		2,760	2,622	3,880
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	33,248		47,660	66,980	87,753
Operating expenses	(31,826)		(44,017)	(63,294)	(82,375)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(8,630)		(12,785)	(17,691)	(22,062)
Adjusted | Marketing & Services
Business segment information
Sales	21,712		26,907	44,071	50,056
Excise taxes	(4,506)		(4,143)	(8,692)	(8,607)
Depreciation, depletion and impairment of tangible assets and mineral interests	(241)		(237)	(465)	(481)
Operating income	570		560	953	1,016
Net income (loss) from equity affiliates and other items	64		102	90	63
Tax on net operating income	(185)		(196)	(314)	(341)
Net operating income	449		466	729	738
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,407		23,480	35,700	42,432
Operating expenses	(16,596)		(22,683)	(34,282)	(40,935)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(201)		(716)	(321)	(983)
Adjusted | Corporate
Business segment information
Sales	7		4	15	8
Depreciation, depletion and impairment of tangible assets and mineral interests	(26)		(33)	(49)	(68)
Operating income	(174)		(215)	(293)	(344)
Net income (loss) from equity affiliates and other items	(19)		71	(40)	73
Tax on net operating income	(55)		(86)	8	(1)
Net operating income	(248)		(230)	(325)	(272)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	71		74	136	141
Operating expenses	(219)		(256)	(380)	(417)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (64)		$ (70)	$ (121)	$ (133)